Acquisition Deposit (Details) $ in Thousands, ¥ in Millions				12 Months Ended
	Mar. 01, 2024 USD ($)	Mar. 01, 2024 CNY (¥)	Apr. 10, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Acquisition Deposit [Line Items]
Total consideration	$ 6,155,951	¥ 43.2	$ 5,000,000	$ 5,517,719	¥ 38,721,142.0	$ 3,602,000
Zhejiang Oulong Cultural and Tourism Industry Development Co Ltd [Member]
Acquisition Deposit [Line Items]
Equity interest			100.00%
Ms. Zhao Dongfang [Member]
Acquisition Deposit [Line Items]
Equity shares			3.40%